Revenue and Contracts with Customers (Details) - Schedule of Revenue Disaggregation by Customer Type and Geographic Region - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 2,082,553	$ 3,064,379	$ 6,973,109	$ 10,799,135	$ 13,645,030	$ 17,627,097
Total	2,082,553	3,064,379	6,973,109	10,799,135
United States [Member]
Disaggregation of Revenue [Line Items]
Total	1,595,271	2,295,362	5,305,703	267,468
Canada [Member]
Disaggregation of Revenue [Line Items]
Total	487,282	769,017	1,667,406	2,531,667
Government [Member]
Disaggregation of Revenue [Line Items]
Total	627,803	638,641	1,943,195	2,636,263
Non-government [Member]
Disaggregation of Revenue [Line Items]
Total	$ 1,454,750	$ 2,425,738	$ 5,029,914	$ 8,162,872	$ 10,699,084	$ 14,368,939